Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Debt Instrument [Line Items]
Long-Term Debt

9.   Long Term Debt:

The following table summarizes the Company’s debt:

	March 27, 2021	December 26, 2020
Revolving loans	$120,000	$72,000
Senior term loan, due 2025	1,034,392	1,037,044
6.375% Senior Notes, due 2022	330,000	330,000
11.6% Junior Subordinated Debentures – Preferred	105,443	105,443
Junior Subordinated Debentures – Common	3,261	3,261
Capital & finance leases	1,838	2,044
	1,594,934	1,549,792
Unamortized premium on 11.6% Junior Subordinated Debentures	14,187	14,591
Unamortized discount on Senior term loan	(6,157)	(6,532)
Current portion of long term debt, capital leases and finance leases	(11,442)	(11,481)
Deferred financing fees	(10,064)	(10,862)
Total long term debt, net	$1,581,458	$1,535,508

As of March 27, 2021, there was $1,034,392 outstanding under the 2018 Term Loan. As of March 27, 2021, the Company had $120,000 outstanding under the ABL Revolver along with $25,908 of letters of credit. The Company has approximately $104,092 of available borrowings under the ABL Revolver as a source of liquidity.

Additional information with respect to the fair value of the Company’s fixed rate senior notes and junior subordinated debentures is included in Note 12 — Fair Value Measurements.

7.  Long-Term Debt:

The following table summarizes the Company’s debt:

	December 26,	December 28,
	2020	2019
Revolving loans	$72,000	$113,000
Senior Term Loan, due 2025	1,037,044	1,047,653
6.375% Senior Notes, due 2022	330,000	330,000
11.6% Junior Subordinated Debentures – Preferred	105,443	105,443
Junior Subordinated Debentures – Common	3,261	3,261
Finance leases & other obligations	2,044	2,275
	1,549,792	1,601,632
Unamortized premium on 11.6% Junior Subordinated Debentures	14,591	16,110
Unamortized discount on Senior Term Loan	(6,532)	(8,040)
Current portion of long term debt and capital leases	(11,481)	(11,358)
Deferred financing fees	(10,862)	(14,055)
Total long term debt, net	$1,535,508	$1,584,289

Revolving Loans and Term Loans

On May 31, 2018, the Company entered into a new credit agreement that includes a funded term loan for $530,000 and a unfunded delayed draw term loan facility (“DDTL”) for $165,000 (collectively, “2018 Term Loan”). Concurrently, the Company also entered into a new asset-based revolving credit agreement (“ABL Revolver”) for $150,000. The proceeds from the 2018 Term Loan and ABL Revolver were used to refinance previous debt obligations, revolvers and the associated fees and expenses. As mentioned in Note 5 — Acquisitions, the Company utilized the full $165,000 DDTL to finance the MinuteKey acquisition on August 10, 2018. Both the 2018 Term Loan and ABL Revolver require the Company to maintain certain financial and non-financial covenants. As of December 26, 2020, the Company is in compliance with all financial and non-financial debt covenants with our existing obligations and agreements with external lenders.

On October 1, 2018, the Company entered into an amendment (the “Term Amendment”) to the aforementioned 2018 Term Loan agreement which provided an additional $365,000 of incremental term loan proceeds. These proceeds from the Amendment were used to (1) finance the acquisition of Big Time, (2) refinance certain pre-existing Big Time indebtedness, and (3) pay related transaction costs. Refer to Note 5 — Acquisitions for additional Big Time acquisition details.

On November 15, 2019, the Company entered into an amendment (the “ABL Amendment”) to the aforementioned ABL Revolver agreement which provided an additional $100,000 of revolving credit, bringing the total available to $250,000.

The interest rate on the 2018 Term Loan is, at the discretion of the Company, either the adjusted London Interbank Offered Rate (“LIBOR”) rate plus 4.00% per annum for LIBOR loans or an alternate base rate plus 3.00% per annum. The 2018 Term Loan is payable in fixed installments of approximately $2,652 per quarter, with a balloon payment scheduled on the loan’s maturity date of May 31, 2025.

The interest rate for the ABL Revolver is, at the discretion of the Company, either (1) adjusted LIBOR plus a margin of 1.25% to 1.75% per annum or (2) an alternate base rate plus a margin varying from 0.25% to 0.75% per annum. The maturity date for the ABL Revolver is November 15, 2024, provided that, if the 6.375% Senior Notes with a maturity date of July 15, 2022 remain outstanding in a principal amount in excess of $50,000 on April 15, 2022, the maturity date shall be April 15, 2022, unless, at the Company's sole discretion, the Company elects to take a reserve against the borrowing base in an amount equal to the amount of such excess and, after giving effect thereto, availability as of such date is equal to or greater than $30,000. Portions of the ABL Revolver are separately available for borrowing by the Company’s United States subsidiary and Canadian subsidiary for $200,000 and $50,000, respectively.

In connection with the 2019 ABL Revolver refinancing activities, the Company recorded an additional $1,412 in deferred financing fees which are recorded as other non-current assets on the accompanying Consolidated Balance Sheets as of December 28, 2019.

In connection with the 2018 refinancing activities, the Company recorded $14,293 in deferred financing fees and $9,950 in discount which were recorded as long term debt on the accompanying Consolidated Balance Sheets as of December 29, 2018. In connection with the ABL Revolver, the Company recorded $1,841 in deferred financing fees which were recorded as other non-current assets on the accompanying Consolidated Balance Sheets as of December 29, 2018.

The amounts outstanding under the 2018 Term Loan and ABL Revolver are guaranteed by the Company's and, subject to certain exceptions, the Company's wholly-owned domestic subsidiaries and are secured by substantially all of the Company's and guarantor’s assets.

As of December 26, 2020, the ABL Revolver had an outstanding amount of $72,000 and outstanding letters of credit of approximately $23,590.  The Company has approximately $154,410 of available borrowings under the revolving credit facility as a source of liquidity as of December 26, 2020.

6.375% Senior Notes, due 2022

On June 30, 2014, Hillman Group issued $330,000 aggregate principal amount of its senior notes due July 15, 2022 (the “6.375% Senior Notes”), which are guaranteed by The Hillman Companies, Inc. and its domestic subsidiaries other than the Hillman Group Capital Trust. Hillman Group pays interest on the 6.375% Senior Notes semi-annually on January 15 and July 15 of each fiscal year.

Guaranteed Preferred Beneficial Interest in the Company’s Junior Subordinated Debentures

In September 1997, The Hillman Group Capital Trust (“Trust”), a Grantor trust, completed a $105,443 underwritten public offering of 4,217,724 Trust Preferred Securities (“TOPrS”). The Trust invested the proceeds from the sale of the preferred securities in an equal principal amount of 11.6% Junior Subordinated Debentures of Hillman, due September 30, 2027.

The Company pays interest to the Trust on the Junior Subordinated Debentures underlying the TOPrS at the rate of 11.6% per annum on their face amount of $105,443, or $12,231 per annum in the aggregate. The Trust distributes monthly cash payments it receives from the Company as interest on the debentures to preferred security holders at an annual rate of 11.6% on the liquidation amount of $25.00 per preferred security. Pursuant to the Indenture that governs the TOPrS, the Trust is able to defer distribution payments to holders of the TOPrS for a period that cannot exceed 60 months (the “Deferral Period”). During a Deferral Period, the Company is required to accrue the full amount of all interest payable, and such deferred interest payable would become immediately payable by the Company at the end of the Deferral Period. During fiscal 2020, the Company elected to defer interest payments to the bondholders during April 2020 through July 2020. The additional interest incurred as a result of the deferral was immaterial. Interest paid to the bondholders at the end of the Deferral Period was paid in full. There were no interest deferrals during fiscal 2019.

In connection with the public offering of TOPrS, the Trust issued $3,261 of trust common securities to the Company. The Trust invested the proceeds from the sale of the trust common securities in an equal principal amount of 11.6% Junior Subordinated Debentures of Hillman due September 30, 2027. The Trust distributes monthly cash payments it receives from the Company as interest on the debentures to the Company at an annual rate of 11.6% on the liquidation amount of the common security.

The Company has determined that the Trust is a variable interest entity and the holders of the TOPrS are the primary beneficiaries of the Trust. Accordingly, the Company does not consolidate the Trust. Summarized below is the financial information of the Trust as of December 26, 2020:

December 26, 2020	Amount
Non-current assets – junior subordinated debentures – preferred	$120,034
Non-current assets – junior subordinated debentures – common	3,261
Total assets	$123,295
Non-current liabilities – trust preferred securities	$120,034
Stockholder’s equity – trust common securities	3,261
Total liabilities and stockholders’ equity	$123,295

The non-current assets for the Trust relate to its investment in the 11.6% junior subordinated deferrable interest debentures of Hillman due September 30, 2027.

The TOPrS constitute mandatory redeemable financial instruments. The Company guarantees the obligations of the Trust on the TOPrS. Accordingly, the guaranteed preferred beneficial interest in the Company's junior subordinated debentures is presented in long-term liabilities in the accompanying Consolidated Balance Sheets.

On June 30, 2014, the junior subordinated debentures were recorded at the fair value of $131,141 based on the price underlying the Trust Preferred Securities of $30.32 per share upon close of trading on the NYSE Amex on that date plus the liquidation value of the trust common securities. The Company is amortizing the premium on the junior subordinated debentures of $22,437 over their remaining life. Unamortized premium on the junior subordinated debentures was $14,591 and $16,110 as of December 26, 2020 and December 28, 2019, respectively.

The aggregate minimum principal maturities of the long-term debt obligations for each of the five years following December 26, 2020 are as follows:

Year	Amount
2021	$10,609
2022	340,609
2023	10,609
2024	82,609
2025	994,606
Thereafter	108,706
$1,547,748

Note that future finance lease payments were excluded from the maturity schedule above. Refer to Note 8 — Leases.

Additional information with respect to the Company’s fixed rate senior notes and junior subordinated debentures is included in Note 14 — Fair Value Measurements.